Long-term Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Inventories
Schedule of long-term inventories
	December 31,	December 31,
	2014	2013
Work in progress	$—	$666
Finished goods	2,648	2,115
Total	$2,648	$2,781